INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2015
INVENTORIES [Abstract]
Schedule of Inventories
	2015	2014
Finished goods	$564,826	$491,409
Raw materials	542,351	352,455
	$1,107,177	$843,864